Nature of activities	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Nature of activities [Text Block]
1.	Nature of activities

Osisko Gold Royalties Ltd and its subsidiaries (together “Osisko” or the “Company”) are engaged in the business of acquiring and managing precious metal and other high-quality royalties, streams and similar interests in Canada and worldwide. Osisko is a public company traded on the Toronto Stock Exchange and the New York Stock Exchange constituted under the Business Corporations Act (Québec) and is domiciled in the Province of Québec, Canada. The address of its registered office is 1100, avenue des Canadiens-de-Montréal, Suite 300, Montréal, Québec.

The Company owns a 5% net smelter return (“NSR”) royalty on the Canadian Malartic mine, a sliding scale 2.0% to 3.5% NSR royalty on the Éléonore mine, a 9.6% diamond stream on the Renard diamond mine, a 4% gold and silver stream on the Brucejack gold and silver mine and a silver stream on the Gibraltar mine, all of which are in Canada, in addition to a 100% silver stream on the Mantos Blancos copper mine in Chile. The Company also owns a portfolio of royalties, streams, offtakes, options on royalty/stream financings and exclusive rights to participate in future royalty/stream financings on various projects mainly in Canada. In addition, the Company invests in equities of exploration, development and royalty companies.